Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 132,783	$ 335,844
Marketable securities	286,748
Trade and other receivables	1,956	2,153
Prepaid expenses and other assets	5,143	6,935
Research and development tax credit receivable, current	10,594	10,585
Total current assets	437,224	355,517
Property and equipment, net	5,549	5,476
Research and development tax credit receivable	9,731
Restricted cash	3,843	3,837
Other long-term assets	1,770	1,212
Total assets	458,117	366,042
Current liabilities:
Accounts payable	28,861	18,125
Accrued expenses and other current liabilities	26,574	29,780
Total current liabilities	55,435	47,905
Long-term debt, net	24,501
Other long-term liabilities	7,024	6,799
Total liabilities	86,960	54,704
Commitments and contingencies (see Note 12)
Shareholders’ equity:
Ordinary shares, £0.10 par value	12,234	10,924
Additional paid-in capital	725,552	587,490
Accumulated other comprehensive income	4,879	3,163
Accumulated deficit	(371,508)	(290,239)
Total shareholders’ equity	371,157	311,338
Total liabilities and shareholders’ equity	$ 458,117	$ 366,042